Share-based payments - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cancellations employees electing to withdraw their investment shares before vesting of their matching shares	15.00%
Percentage of cancellations employees electing to withdraw their investment shares before vesting of their matching shares, per annum	5.00%
Expiration period of options (in years)	10 years
Liability for cash-settled awards	$ 7	$ 5
Number of share options outstanding in share-based payment arrangement (in shares)	206,778	0
Performance share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance condition	80.00%
Decarbonisation measure		20.00%
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Performance share plans | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	117,416	41,164
Liability for cash-settled awards	$ 3	$ 1
Performance share plans | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	14,855	25,792
Management share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	7.00%	7.00%
Bonus Deferral Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	3.00%	3.00%
Bonus Deferral Awards | Executive Directors And Product Group Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of bonus deferral	50.00%
Global Employee Share Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of forfeitures, prior to vesting, on outstanding awards	5.00%	5.00%
Share incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability for cash-settled awards	$ 4	$ 4
Share incentive plan | – Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	76,737	88,637
Share incentive plan | – Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards outstanding	1,837	5,232